Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Convertible notes	Private placement	Series A convertible preferred stock	Series C convertible preferred stock	Common stock	Common stock Convertible notes	Common stock Private placement	Additional paid-in capital	Additional paid-in capital Convertible notes	Additional paid-in capital Private placement	Accumulated deficit
Balance at Dec. 31, 2017	$ (805)					$ 1			$ 60,567			$ (61,373)
Balance, Shares at Dec. 31, 2017					1,017,583	4,410,841
Issuance of stock, net of issuance costs	5								5
Issuance of stock, net of issuance costs, Shares					506,539	726
Issuance of Series C preferred stock and common stock warrants at $9.54 per share, net of $0.3 million issuance costs	4,537								4,537
Stock-based compensation	912								912
Net loss	(10,004)											(10,004)
Balance at Dec. 31, 2018	(5,355)					$ 1			66,021			(71,377)
Balance, Shares at Dec. 31, 2018					1,524,122	4,411,567
Issuance of stock, net of issuance costs	934		$ 19,802						934		$ 19,802
Issuance of stock, net of issuance costs, Shares				1,231		726,139		3,076,923
Cumulative effect adjustment of accounting method change	(45)											(45)
Issuance of common stock through conversion		$ 12,687								$ 12,687
Issuance of common stock through conversion, Shares					(1,524,122)	1,524,122	2,267,042
Additional paid in capital assumed in Business Combination	420								420
Issuance of Series A preferred stock at $3,250 per share	4,000								4,000
Restricted stock unit release	(1,569)								(1,569)
Restricted stock unit release, Shares						339,025
Stock-based compensation	1,304								1,304
Net loss	(19,689)											(19,689)
Balance at Dec. 31, 2019	$ 12,489					$ 1			$ 103,599			$ (91,111)
Balance, Shares at Dec. 31, 2019				1,231		12,344,818